Quarterly Data	12 Months Ended
Dec. 31, 2012
Quarterly Data
19.	Quarterly Data (unaudited):

2012	Total	Fourth	Third	Second	First
Net sales	$555,465	$131,682	$148,169	$147,241	$128,373
Income from operations	40,968	3,611	13,581	14,941	8,835
Net (loss) income	(7,234)	(6,810)	1,107	1,056	(2,587)

2011	Total	Fourth	Third	Second	First
Net sales	$506,526	$122,259	$137,577	$135,396	$111,294
Income from operations	38,453	4,816	14,855	15,695	3,087
Net (loss) income	(9,779)	(5,483)	1,454	(868)	(4,882)